SEGMENT INFORMATION (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Segment Reporting Information [Line Items]
Sales Revenue, Services, Net	$ 17,820	$ 14,841	$ 35,719	$ 29,564	$ 63,195
Pointer [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Services, Net	$ 17,818	$ 14,772	$ 35,728	$ 29,495	$ 63,141